Fees Summary	Jun. 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,425,000.00
Total Fee Amount	1,025.39
Total Offset Amount	0.00
Net Fee	$ 1,025.39
Offering Table N/A
Offset Table N/A	N/A